Employee benefits - Pension and other post-employment benefits - Analysis of Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021		Oct. 31, 2020
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	$ 2,640		$ 143
Defined benefit pension plans [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	17,703		16,024
Present value of defined benefit obligation	15,315	[1]	16,351
Net surplus (deficit)	2,388		(327)
Effect of asset ceiling	(6)		(1)
Total net surplus (deficit), net of effect of asset ceiling	2,382		(328)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit assets	2,640		143
Employee benefit liabilities	(258)		(471)
Total net surplus (deficit), net of effect of asset ceiling	2,382		(328)
Defined benefit pension plans [member] | Canada [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	16,698		15,044
Present value of defined benefit obligation	14,403		15,408
Net surplus (deficit)	2,295		(364)
Defined benefit pension plans [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Fair value of plan assets	1,005		980
Present value of defined benefit obligation	912		943
Net surplus (deficit)	93		37
Other post employment benefit plan [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	1,780		1,953
Net surplus (deficit)	(1,780)		(1,953)
Total net surplus (deficit), net of effect of asset ceiling	(1,780)		(1,953)
Amounts recognized in our Consolidated Balance Sheets
Employee benefit liabilities	(1,780)		(1,953)
Total net surplus (deficit), net of effect of asset ceiling	(1,780)		(1,953)
Other post employment benefit plan [member] | Canada [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	1,703		1,863
Net surplus (deficit)	(1,703)		(1,863)
Other post employment benefit plan [member] | Foreign countries [member]
Disclosure of employee benefits [line items]
Present value of defined benefit obligation	77		90
Net surplus (deficit)	$ (77)		$ (90)

[1]	For pension plans with funding deficits, the benefit obligations and fair value of plan assets as at October 31, 2021 were $413 million and $155 million, respectively (October 31, 2020 – $15,054 million and $14,583 million, respectively).